Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash equivalents
Impairments of long lived assets
Advertising and marketing expense	178,511	$ 39,103	119,867	25,000
Legal Proceedings and Loss Contingencies